General information and list of principal subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
General information and list of principal subsidiaries
Summary of principal subsidiaries of entity

Set out below is a list of the Company’s principal subsidiaries as at December 31, 2024:

	Place of		Group’s effective
	incorporation/	Issued	interest
Company name	establishment and business	and paid-up capital	(direct or indirect)	Principal activities
MINISO Universal Holding Limited	BVI	USD-	100%	Investment holding
MINISO Global Holding Limited	BVI	USD-	100%	Investment holding
MINISO Development Hong Kong Limited	Hong Kong	HKD-	100%	Investment holding and wholesale of lifestyle products
MINISO Investment Hong Kong Limited	Hong Kong	HKD80,100,000	100%	Investment holding
MINISO Hong Kong Limited	Hong Kong	HKD350,000,000	100%	Wholesale of lifestyle products
MINISO (Guangzhou) Co., Ltd. (i)(ii)	PRC	RMB139,693,019	100%	Wholesale and retail of lifestyle products
MINISO (Hengqin) Enterprise Management Co., Ltd. (ii)	PRC	RMB10,000,000	100%	Brand licensing
MINISO International (Guangzhou) Co., Ltd. (ii)	PRC	RMB65,000,000	100%	Wholesale of lifestyle products
MINISO Youxuan Technology (Guangzhou) Co., Ltd. (ii)	PRC	RMB10,000,000	100%	Online sales of lifestyle products
Pt. MINISO Lifestyle Trading Indonesia	Indonesia	IDR53,289,350,000	67%	Wholesale and retail of lifestyle products
MINISO Life Style Private Limited	India	INR669,540,570	100%	Wholesale and retail of lifestyle products
USA MINISO Depot Inc.	United States	USD67,041,441	100%	Wholesale and retail of lifestyle products
MIHK Management Inc.	Canada	CAD100	100%	Wholesale and retail of lifestyle products
MINISO LIFESTYLE SINGAPORE PRIVATE LIMITED	Singapore	SGD3,000	100%	Wholesale and retail of lifestyle products
MINISO VIETNAM LIMITED LIABILITY COMPANY	Vietnam	VND20,000,000,000	90%	Wholesale and retail of lifestyle products
TOP TOY (Guangdong) Cultural Creativity Co., Ltd. (Formerly known as TOP TOY (Guangdong) Technology Co., Ltd.) (ii)	PRC	RMB5,000,000	100%	Wholesale and retail of pop toy products
Mingyou Industrial Investment (Guangzhou) Co., Ltd. (i)(ii)	PRC	RMB2,126,000,000	100%	Development of headquarters building

Notes:

(i)These entities are wholly-owned foreign companies established in the PRC.

(ii)These entities are limited liability companies established in the PRC.